Document and Entity Information	May 20, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001668397
Document Type	8-K
Document Period End Date	May 20, 2022
Entity Registrant Name	MEDPACE HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37856
Entity Tax Identification Number	32-0434904
Entity Address, Address Line One	5375 Medpace Way
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45227
City Area Code	(513)
Local Phone Number	579-9911
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock $0.01 par value
Trading Symbol	MEDP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false